Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events

In January 2024, the Company borrowed $25.0 million under its line of credit. This $25.0 million was paid back in February 2024.

In February 2024, Bitmain repurchased the remaining 6,689,520 Series B+ shares held by the Company’s subsidiary, Newegg Tech Corporation. As a result of the repurchase, the Company recognized a gain on sales of investment of $1.5 million in February 2024 with a carrying value of the investment at $0 as of February 29, 2024.

In February and March 2024, the Company repurchased 2,043,138 shares of its common stock for $2.0 million under the $10 million share repurchase program approved in November 2023.

In April 2024, the Company signed a non-binding Term Sheet with East West Bank for a three-year $100 million revolving credit facility. The Company expects to finalize the terms and conditions of this revolving credit facility prior to the expiration of its existing revolving credit facility on August 20, 2024.